Shareholder Fees	Jan. 28, 2021 USD ($)
Hartford Multifactor Developed Markets ex-US ETF | Hartford Multifactor Developed Markets (ex-US) ETF
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment):	none